SHARE CAPITAL (Details) CAD / shares in Units, $ / shares in Units, shares in Thousands, CAD in Millions						1 Months Ended		12 Months Ended
	Nov. 27, 2017 USD ($) shares	Dec. 12, 2016 USD ($) tranche shares	Aug. 16, 2016 USD ($) $ / shares shares	Aug. 16, 2016 shares	Aug. 08, 2016 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 CAD CAD / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD CAD / shares shares
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares								$ 0	$ 220,100,000
Other liabilities								200,000	0
Common shares								2,677,800,000	2,628,200,000
Amortization of gains related to flow-through common shares								3,600,000	3,700,000
Payments for exploration and evaluation expenses								13,400,000	4,100,000
Number of shares issued | shares			44,700	44,700
Proceeds from issuing shares			$ 220,100,000
Gross proceeds from the offering before transaction costs			230,000,000
Transaction costs			$ 9,900,000
Contingently Issuable Shares to the Government of Suriname
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	3,125
Number of shares issued | shares	1,042
Value of shares issued during the period	$ 5,900,000
Exploration and evaluation assets
Disclosure of classes of share capital [line items]
Payments for exploration and evaluation expenses		$ 10,000,000
Contingently issuable consideration for purchase of exploration and evaluation rights (in shares) | shares		3,125
Number of tranches for delivery of contingently issuable consideration | tranche		3
Contingently issuable consideration, tranche intervals		12 months
Measurement period for upward adjustment of purchase price		24 months
Maximum upward adjustment to purchase price		$ 10,000,000
Agreement termination notification period		60 days
Flow-through shares issued to fund expenditures on Westwood Mine, March 2017
Disclosure of classes of share capital [line items]
Common shares						$ 13,400,000
Unspent portion								0
Flow-through shares issued to fund expenditures on Cote Gold Project
Disclosure of classes of share capital [line items]
Common shares									3,300,000
Unspent portion								0
Flow-through shares issued to fund expenditures on Westwood Mine, fourth quarter of 2016
Disclosure of classes of share capital [line items]
Common shares									$ 8,100,000
Unspent portion								$ 0
Public Offering
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | $ / shares					$ 5.15
Number of shares issued | shares					38,900
Proceeds from issuing shares					$ 200,000,000
Underwriters' option
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | $ / shares			$ 5.15
Number of shares issued | shares			5,800	5,800
Percent of shares offered, underwriter additional purchase option				15.00%
Common shares
Disclosure of classes of share capital [line items]
Issuance of flow-through common shares (in shares) | shares								3,400	15,100	15,100
Common shares | Flow-through shares issued to fund expenditures on Westwood Mine, March 2017
Disclosure of classes of share capital [line items]
Issuance of flow-through common shares (in shares) | shares						3,400	3,400
Shares issued during period, price per share (in CAD and dollars per share) | CAD / shares							CAD 5.91
Proceeds from issuance of shares						$ 15,100,000	CAD 20.0
Other liabilities						$ 1,700,000
Common shares | Flow-through shares issued to fund expenditures on Cote Gold Project
Disclosure of classes of share capital [line items]
Issuance of flow-through common shares (in shares) | shares									900	900
Proceeds from issuance of shares									$ 4,400,000	CAD 5.9
Other liabilities									$ 1,100,000
Common shares | Flow-through shares issued to fund expenditures on Cote Gold Project | Bottom of range
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | CAD / shares										CAD 6.56
Common shares | Flow-through shares issued to fund expenditures on Cote Gold Project | Top of range
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | CAD / shares										CAD 6.63
Common shares | Flow-through shares issued to fund expenditures on Westwood Mine, fourth quarter of 2016
Disclosure of classes of share capital [line items]
Issuance of flow-through common shares (in shares) | shares									2,200	2,200
Proceeds from issuance of shares									$ 8,900,000	CAD 11.9
Other liabilities									$ 800,000
Common shares | Flow-through shares issued to fund expenditures on Westwood Mine, fourth quarter of 2016 | Bottom of range
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | CAD / shares										CAD 5.34
Common shares | Flow-through shares issued to fund expenditures on Westwood Mine, fourth quarter of 2016 | Top of range
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | CAD / shares										CAD 5.60